SEGMENTAL ANALYSIS- Schedule of Reconciliation of Underlying Basis to Statutory Results (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	£ 9,366	£ 10,749	£ 10,180
Other income, net of insurance claims	6,958	4,377	8,179
Total income, net of insurance claims	16,324	15,126	18,359
Net income	16,324	15,126	18,359
Operating expenses	(10,800)	(9,745)	(12,670)
Impairment credit (charge)	1,378	(4,155)	(1,296)
Profit before tax	6,902	1,226	4,393
Change in financial assets at fair value through profit or loss	15,565	8,147	9,973
Gain loss on sale of leased assets net operating leases	249	127	41
Volatility and other items
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	255	174	379
Other income, net of insurance claims	(139)	165	(426)
Total income, net of insurance claims	116	339	(47)
Operating lease depreciation	(460)	(884)	(967)
Net income	(344)	(545)	(1,014)
Operating expenses	1,653	1,522	1,697
Impairment credit (charge)	(171)	(95)	5
Profit before tax	1,138	882	688
Change in financial assets at fair value through profit or loss	87	(59)
Amortisation of other intangible assets (note 24)	70	69
Restructuring costs	956	521
Expense due to unwinding of discount on provisions	199	233
Insurance gross up
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	1,542	(150)	1,818
Other income, net of insurance claims	(1,759)	(27)	(2,021)
Total income, net of insurance claims	(217)	(177)	(203)
Operating lease depreciation	0	0	0
Net income	(217)	(177)	(203)
Operating expenses	217	174	203
Impairment credit (charge)	0	3	0
Profit before tax	0	0	0
Payment protection insurance remediation
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	0	0	0
Other income, net of insurance claims	0	0	0
Total income, net of insurance claims	0	0	0
Operating lease depreciation	0	0	0
Net income	0	0	0
Operating expenses	0	85	2,450
Impairment credit (charge)	0	0	0
Profit before tax	0	85	2,450
Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	11,163	10,773	12,377
Other income, net of insurance claims	5,060	4,515	5,732
Total income, net of insurance claims	16,223	15,288	18,109
Operating lease depreciation	(460)	(884)	(967)
Net income	15,763	14,404	17,142
Operating expenses	(8,930)	(7,964)	(8,320)
Impairment credit (charge)	1,207	(4,247)	(1,291)
Profit before tax	8,040	2,193	7,531
Write-Off of the ECN
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Change in financial assets at fair value through profit or loss			126
Amortisation of other intangible assets (note 24)			68
Restructuring costs			471
Expense due to unwinding of discount on provisions			275
Underlying basis total
SEGMENTAL ANALYSIS (Details) - Schedule of Reconciliation of Underlying Basis to Statutory Results [Line Items]
Net interest income	11,163	10,773	12,377
Other income, net of insurance claims	5,060	4,515	5,732
Total income, net of insurance claims	16,223	15,288	18,109
Operating lease depreciation	(460)	(884)	(967)
Net income	15,763	14,404	17,142
Operating expenses	(7,630)	(7,585)	(7,875)
Impairment credit (charge)	1,207	(4,247)	(1,291)
Profit before tax	£ 8,040	£ 2,193	£ 7,531